Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following as of December 31, 2016 and 2015 (in millions, except years):

	As of December 31,		Depreciation Period (Years)
	2016	2015
Software and internally developed software	$600	$474	1 to 8
Computer and network equipment	483	410	1 to 5
Land	136	138	N/A
Buildings and building improvements	259	188	2.5 to 40
Leasehold improvements	216	216	1 to 17
Equipment, aircraft and office furniture	242	197	1 to 15
	1,936	1,623
Less accumulated depreciation and amortization	(807)	(586)
Property and equipment, net	$1,129	$1,037

For the years ended December 31, 2016, 2015 and 2014, amortization of software and internally developed software was $113 million, $89 million and $81 million, respectively, and depreciation of all other property and equipment was $142 million, $124 million and $100 million, respectively. The unamortized software and internally developed software balances were $207 million and $171 million as of December 31, 2016 and 2015, respectively. The increase in the property and equipment as of December 31, 2016 is primarily due to building improvements at the corporate headquarters in Atlanta and New York during the year ended December 31, 2016.